Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Opening balance	£ 32,185 [1]	£ 32,005
Issuances	4,803	9,099
Redemptions	(4,221)	(7,241)
Other	(526)	(1,678)
Closing balance	32,241	32,185 [1]
Subordinated liabilities, including those designated at fair value	32,821	32,668
At fair value
Disclosure of detailed information about borrowings [line items]
Opening balance	483
Closing balance	£ 580	£ 483

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.